Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023	Jul. 11, 2023	Aug. 31, 2022	Aug. 31, 2021	Apr. 29, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Oct. 11, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Schwab U.S. Large-Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Account Value	[2]	$ 44,098.3	$ 33,189.66		$ 26,676.05	$ 33,486.11		$ 25,542.21	$ 17,707.02	$ 17,022.81		$ 13,523.91	$ 11,276.45	$ 10,487.39	$ 10,000
Schwab U.S. Large-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Account Value	[2]	$ 33,197.89	26,158.83		22,632.94	26,062.72		19,717.32	16,050.81	15,635.63		13,056.81	11,220.59	10,049.11	10,000
Schwab 1000 Index® ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3]	Market Price Return
Account Value	[2]	$ 24,197.54	19,109.78		16,572.91	19,115.13		14,476.9	11,848	11,576.4	$ 10,108
Schwab U.S. Broad Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Account Value	[2]	$ 31,940.56	25,312.02		22,025.03	25,510.38		19,144.11	15,773.65	15,576.76		12,962.49	11,167.58	10,032.69	10,000
Schwab Emerging Markets Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Market Price Return
Account Value	[2],[4]	$ 13,071.17	11,395.93		11,252.11	13,868.35		11,633.74	10,316.02	10,415.18		10,621.67	8,672.47	7,831.7	10,000
Schwab International Small-Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Market Price Return
Account Value	[2],[4]	$ 14,509.13	12,714.3		11,488.34	15,425.64		11,498.83	10,571.43	11,800.6		11,211.36	9,445.14	9,026.54	10,000
Schwab International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Market Price Return
Account Value	[2],[4]	$ 16,658.97	13,995.27		11,986.87	14,939.12		11,655.3	10,921.87	11,330.51		10,872.27	9,212.44	9,080.01	10,000
Schwab International Dividend Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Market Price Return
Account Value	[2],[4]	$ 11,681.56	10,111.16		8,882.57	10,456.32	$ 9,932
Schwab U.S. Dividend Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Account Value	[2]	$ 29,932.18	25,419.93		23,820.08	24,750.86		17,642.06	15,821.64	15,200.56		12,862.09	11,575.24	9,649.9	10,000
Schwab U.S. Small-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Account Value	[2]	$ 21,596.85	18,409.8		17,263.8	20,981.61		14,235.43	13,632.1	15,182.64		12,279.95	10,845.65	9,958.55	10,000
Schwab U.S. Mid-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Account Value	[2]	$ 23,346.94	20,198.68		18,634.83	21,819		15,460.21	14,742.67	15,252.84		12,566.31	11,078.73	10,179.18	10,000
Schwab U.S. Large-Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]	Market Price Return
Account Value	[2]	$ 23,903.55	19,847.05		18,448.53	19,786.48		14,647.12	14,471.82	14,378.86		12,595.7	11,140.66	9,637.98	10,000
Schwab High Yield Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Market Price Return
Account Value	[2]	$ 11,442.53	10,204.8	$ 10,176
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[5],[6],[7],[8]	S&P 500® Index
Account Value		$ 33,882.19	26,650.49		22,985.55	25,892.68		19,740.44	16,189.08	15,729.53		13,145.02	11,309.09	10,047.79	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[9]	Russell 1000® Index
Account Value		$ 24,451.35	19,314.39		16,736.4	19,229.45		14,540	11,869.27	11,580.82	10,097.58
Dow Jones U.S. Broad Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Broad Stock Market Index
Account Value		$ 31,974.51	25,331.43		22,053.23	25,530.64		19,160.4	15,799.38	15,589.49		12,969.11	11,176.63	10,031.15	10,000
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[10],[11]	MSCI Emerging Markets Index (Net)
Account Value		$ 12,877.33	11,190.69		11,052.27	14,134.04		11,669.28	10,192.83	10,657.74		10,730.61	8,616.94	7,705.25	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[11],[12],[13],[14]	MSCI EAFE® Index (Net)
Account Value		$ 11,705.16	9,803.2		8,313.38	10,366.01	9,902.35	11,652.98	10,979.7	11,349.15		10,872.16	9,241.87	9,252.84	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[15]	Bloomberg US Aggregate Bond Index
Account Value		$ 10,756.84	10,025.32	10,089.77
Dow Jones U.S. Large-Cap Growth Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Growth Total Stock Market Index
Account Value		$ 44,276.67	33,304.68		26,760.76	33,593.98		25,620.61	17,756.58	17,057.06		13,545.94	11,290.36	10,493.42	10,000
Dow Jones U.S. Large-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Total Stock Market Index
Account Value		$ 33,259.5	26,199.05		22,659.81	26,104.87		19,763.31	16,072.57	15,647.89		13,060.99	11,222.16	10,044.08	10,000
Schwab 1000 Index®4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[16]	Schwab 1000 Index®
Account Value		$ 24,271.87	19,158.83		16,607.16	19,160.04		14,511.24	11,866.3	11,577.61	$ 10,100.18
FTSE Emerging Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[11]	FTSE Emerging Index (Net)
Account Value		$ 13,514.39	11,645.83		11,545.05	14,152.05		11,770.91	10,419.69	10,523.46		10,701.2	8,738.13	7,851.29	10,000
FTSE Developed Small Cap ex US Liquid Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[11]	FTSE Developed Small Cap ex US Liquid Index (Net)
Account Value		$ 14,399.23	12,599.05		11,486.1	15,305.58		11,512.68	10,520.68	11,782.09		11,154.27	9,417.35	9,052.91	10,000
FTSE Developed ex US Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[11]	FTSE Developed ex US Index (Net)
Account Value		$ 16,493.03	13,892.26		11,989.05	14,875.57		11,666.73	10,879.88	11,327.51		10,819.31	9,200.25	9,068.99	10,000
Dow Jones International Dividend 100 Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[11]	Dow Jones International Dividend 100 Index (Net)
Account Value		$ 11,734.08	10,132.52		8,940.49	10,446.23	$ 9,932.13
Dow Jones U.S. Dividend 100TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Dividend 100TM Index
Account Value		$ 30,195.93	25,632.1		23,996.01	24,907.16		17,751.04	15,913.72	15,261.34		12,900.77	11,599.37	9,660.33	10,000
Dow Jones U.S. Small-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Small-Cap Total Stock Market Index
Account Value		$ 21,480.94	18,321.8		17,191.57	20,921.09		14,201.23	13,594.6	15,152.18		12,250.32	10,822.93	9,939.44	10,000
Dow Jones U.S. Mid-Cap Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Mid-Cap Total Stock Market Index
Account Value		$ 23,404.96	20,233.07		18,663.26	21,863.5		15,500.49	14,772.92	15,261.48		12,569.09	11,079.96	10,171.52	10,000
Dow Jones U.S. Large-Cap Value Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Large-Cap Value Total Stock Market Index
Account Value		$ 24,015.74	19,914.33		$ 18,505.03	$ 19,844.35		$ 14,700.75	$ 14,515.76	$ 14,408.32		$ 12,612.85	$ 11,156.64	$ 9,631.22	$ 10,000
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Cash Pay High Yield Constrained Index
Account Value		$ 11,478.6	$ 10,215.43	$ 10,184.56

[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[3]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[5]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Dividend 100™ Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
[6]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
[7]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Large-Cap Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[8]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
[9]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index® to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.
[10]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Emerging Index (Net) to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
[11]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[12]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones International Dividend 100 Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
[13]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed Small Cap ex US Liquid Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
[14]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE Developed ex US Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
[15]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE BofA US Cash Pay High Yield Constrained Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
[16]	A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.